Leases - Additional Information (Detail) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($) Lease	Sep. 30, 1995 USD ($)
Schedule Of Operating And Capital Leased Assets [Line Items]
Rent expense			$ 57,700	$ 53,800	$ 48,600
Net proceeds from leaseback transactions					$ 2,800
Number of lease renewal options | Lease					2
Renewal terms					5 years
Deferred gain on leaseback transactions					$ 100
Total expected minimum lease commitment			208,410
Original cost of assets acquired under capital leases	$ 164,164		159,486	153,635
Accumulated amortization of assets acquired under capital leases			124,355	106,965
Amortization expense assets acquired under capital leases	$ 64,278	$ 50,594	67,488	63,573	59,987
Interest expense on capital leases			$ 700	800	800
Assets acquired under capital leases
Schedule Of Operating And Capital Leased Assets [Line Items]
Non-cancellable capital leases expiration year			2025
Original cost of assets acquired under capital leases			$ 7,800	7,800
Accumulated amortization of assets acquired under capital leases			2,200	1,600
Amortization expense assets acquired under capital leases			600	700	700
Corporate Offices
Schedule Of Operating And Capital Leased Assets [Line Items]
Rent expense			1,500	$ 1,500	$ 1,500
Operating lease agreement, initial term						5 years
Total expected minimum lease commitment			$ 4,800			$ 2,400
Lease expiration year						2017
Minimum
Schedule Of Operating And Capital Leased Assets [Line Items]
Agreements to lease properties, term					7 years
Maximum
Schedule Of Operating And Capital Leased Assets [Line Items]
Agreements to lease properties, term					10 years